Debt - Schedule of Installments (Details) - Dec. 31, 2019 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Debt Instrument, Redemption [Line Items]
January 25, 2021 | $	$ 1,859,488
January 25, 2022 | $	1,622,093
January 25, 2023 | $	$ 561,700
Term loan | Term Loan Facility due 2023
Debt Instrument, Redemption [Line Items]
January 25, 2021 | €		€ 320,000
January 25, 2022 | €		320,000
January 25, 2023 | €		€ 540,000